Responsibilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Provisions, Contingent Liabilities and Other Assets
The maximum potential payments (off balance sheet exposure) represent the worst-case scenario and do not necessarily reflect the results expected by the Company. Estimated proceeds from performance guarantees and underlying assets represent the anticipated values of assets the Company could liquidate or receive from other parties to offset its payments under guarantees.

	12.31.2019	12.31.2018
Maximum financial guarantees	35.9	66.6
Maximum residual value guarantees	204.3	253.1
Mutually exclusive exposure (i)	(12.5)	(26.9)
Provisions and liabilities recorded	(140.3)	(137.0)

Off-balance sheet exposure	87.4	155.8

Estimated proceeds from financial guarantees and underlying assets	86.9	177.6